Commitments and Contingencies Commitment and Contingencies	9 Months Ended
Sep. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
Long-term Purchase Commitment [Table Text Block]
Time Chartered-in Vessels
The Company has time chartered-in one Ultramax dry bulk vessel. The terms of this contract is summarized as follows:

Vessel Type	Year Built	DWT	Where Built	Daily Base Rate	Earliest Expiry
Ultramax	2017	62,100	Japan	$10,125	30-Sep-19
Aggregate TC DWT		62,100